TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Valuation Allowance
Balance	$ 5,484	$ 5,484	$ 3,500
Additions during the year	(282)	0	1,984
Balance	$ 5,202	$ 5,484	$ 5,484